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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08415

Evergreen Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Ultra Short Opportunities Fund, for the quarter ended September 30, 2007. This one series has a June 30 fiscal year end.

Date of reporting period: September 30, 2007

Item 1 – Schedule of Investments

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 8.0%
FIXED-RATE 0.5%
FHLMC:
Ser. 1650, Class J, 6.50%, 06/15/2023	$821,753	$826,691
Ser. 2106, Class ZD, 6.00%, 12/15/2028	1,130,511	1,165,689
Ser. 2728, IO, 5.00%, 04/15/2032	9,245,966	1,363,312
Ser. 2912, Class MI, IO, 5.00%, 12/15/2020	1,058,982	6,953

		3,362,645

FLOATING-RATE 7.5%
FHLMC:
Ser. 1476, Class F, 5.03%, 02/15/2008	2,717	2,712
Ser. 1607, Class FA, 4.83%, 10/15/2013	13,087	12,884
Ser. 1625, Class FC, 5.18%, 12/15/2008	44,228	44,178
Ser. 2431, Class F, 6.25%, 03/15/2032	3,236	3,257
Ser. T-66, Class 2A1, 7.84%, 01/25/2036 ##	21,198,443	22,318,873
Ser. T-67, Class 1A1C, 7.96%, 03/25/2036 ##	29,587,757	31,870,178
FNMA, Ser. 1993-179, Class FB, 5.63%, 10/25/2023	148,482	150,151

		54,402,233

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $56,306,262)		57,764,878

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 16.0%
FIXED-RATE 6.7%
FHLMC 30 year, 5.50%, TBA #	13,000,000	12,725,778
FHLMC 30 year, 6.00%, TBA #	30,000,000	30,014,070
FNMA:
7.00%, 08/01/2033 – 11/01/2033	2,708,677	2,819,237
7.50%, 01/01/2031 – 08/01/2033	1,994,961	2,098,458
8.00%, 12/01/2008	910	913
GNMA, 6.50%, 01/20/2019	203,606	207,505

		47,865,961

FLOATING-RATE 9.3%
FHLMC:
5.28%, 12/01/2033	4,131,443	4,172,674
5.86%, 12/01/2036 µ	14,285,458	14,448,169
5.93%, 06/01/2037 µ	19,976,280	20,238,568
6.18%, 05/01/2037	1,363,998	1,391,660
6.32%, 10/01/2020	880,800	897,817
7.35%, 04/01/2032	1,039,868	1,078,613
FNMA:
5.49%, 02/01/2037	14,034,962	13,984,740
5.58%, 03/01/2035	1,055,692	1,072,594
6.50%, 01/01/2018	3,003	3,065
7.43%, 04/01/2036	9,333,948	9,969,217

		67,257,117

Total Agency Mortgage-Backed Pass Through Securities (cost $114,752,328)		115,123,078

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 1.1%
FNMA:
Ser. 2001-T4, Class A1, 7.50%, 07/25/2041	1,300,683	1,387,998
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	43,150	44,656
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	909,259	968,015
Ser. 2004-T3, Class 1A3, 7.00%, 02/25/2044	510,359	531,323
Ser. 2005-S001, Class 1B2, 5.98%, 09/25/2035 ☐	1,999,490	2,025,124
Ser. 2005-S001, Class 1B3, 6.33%, 09/25/2035	2,999,235	2,869,428

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $7,882,694)		7,826,544

1

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 15.4%
Acacia CDO, Ltd.:
Ser. 08A, Class C, FRN, 6.58%, 08/10/2045 144A	$4,000,000	$3,853,600
Ser. 10A, Class C, FRN, 7.02%, 09/07/2046 144A	10,000,000	9,608,800
Ser. 10A, Class D, FRN, 8.72%, 09/07/2046 144A	5,000,000	3,597,900
Altius Funding, Ltd., Ser. 2006-3A, Class C, FRN, 6.53%, 12/02/2041 144A	3,984,118	4,004,277
American Gen. Mtge. Loan Trust, Ser. 2003-1, Class M2, 4.69%, 04/25/2033	3,358,366	3,229,236
Brascan Real Estate CDO, Ser. 2005-2A, Class D, FRN, 7.29%, 12/20/2040 144A	4,000,000	3,881,720
C-Bass, Ltd.:
Ser. 11A, Class C, FRN, 7.04%, 09/15/2039 144A	2,500,000	2,500,000
Ser. 11A, Class D, FRN, 8.39%, 09/15/2039 144A	3,650,000	3,650,000
Ser. 13A, Class C, FRN, 6.77%, 03/17/2040 144A	1,500,000	1,439,085
Ser. 13A, Class D, FRN, 8.04%, 03/17/2040 144A	3,560,000	3,374,026
Ser. 15A, Class C, FRN, 6.78%, 02/16/2041 144A	4,500,000	4,263,615
Concord Real Estate CDO, Ltd., Ser. 2006-1A, Class A2, FRN, 5.47%, 12/25/2046 144A	4,250,000	4,204,143
Empire Funding Home Loan Owner Trust, Ser. 1998-2, Class M2, 7.93%, 06/25/2024	131,234	130,559
First Franklin Mtge. Loan NIM Corp., Ser. 2004-FFH3, Class N3, 8.00%, 12/25/2034 144A +	2,686,056	2,514,390
Legg Mason Real Estate CDO, Ltd., Ser. 2006-1A, Class E, FRN, 5.96%, 03/25/2038 144A	1,299,000	1,283,217
Long Beach Asset Holdings Corp.:
Ser. 2005-WL1, Class N1, 5.19%, 06/25/2045 144A	20,328	19,515
Ser. 2005-WL1, Class N2, 7.39%, 06/25/2046 144A	7,000,000	6,549,340
Ser. 2006-1, Class N1, 6.00%, 02/25/2046 144A +	3,091,845	1,981,192
Ser. 2006-2, Class N1, 5.78%, 04/25/2046 144A +	1,579,207	1,051,152
Ser. 2006-2, Class N2, 7.63%, 04/25/2046 144A +	3,000,000	712,980
Nautilus RMBS CDO, Ltd.:
Ser. 2005-1A, Class A2, FRN, 6.06%, 07/07/2040 144A	4,295,378	4,316,683
Ser. 2005-1A, Class A3, FRN, 6.86%, 05/24/2035 144A	10,738,446	10,369,365
Ser. 2005-2A, Class A3, FRN, 6.86%, 11/05/2040 144A	8,162,619	7,936,433
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 5.82%, 02/08/2047 144A	13,000,000	11,878,750
Option One CTS Adjustable Rate Mtge. Trust, Ser. 1996-1, Class A1, 6.90%, 04/25/2026	131,196	131,360
Renaissance Home Equity Loan Trust, Ser. 2006-2, Class N, 6.29%, 08/25/2036 144A	1,739,058	1,677,652
Sandelman Realty Comml. Real Estate CDO, Ser. 2007-1A, Class A2, FRN, 5.54%,
03/23/2010 144A	10,000,000	9,937,700
Telos CLO, Ltd., Ser. 2006-1A, Class D, 7.06%, 10/11/2021 144A	4,000,000	3,407,400

Total Asset-Backed Securities (cost $120,866,524)		111,504,090

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.1%
FIXED-RATE 0.2%
Commercial Mtge. Acceptance Corp., Ser. 1999-C1, Class H, 6.79%, 06/15/2031 144A	1,500,000	1,535,701

FLOATING-RATE 0.9%
Capmark, Ltd., Ser. 2006-7A, Class B, 6.12%, 08/15/2036 144A	4,500,000	4,321,305
Sorin Real Estate CDO, Ltd., 7.46%, 01/03/2041 144A ☐	2,530,000	2,277,000

		6,598,305

Total Commercial Mortgage-Backed Securities (cost $8,322,801)		8,134,006

CORPORATE BONDS 1.8%
FINANCIALS 1.8%
Commercial Banks 0.5%
FBOP Corp., 10.00%, 01/15/2009 144A	3,000,000	3,183,030

Diversified Financial Services 1.3%
Emigrant Capital Trust I, FRN, 7.23%, 12/10/2033 144A	9,500,000	9,633,950

Total Corporate Bonds (cost $12,663,014)		12,816,980

2

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

FOREIGN BONDS –CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 1.3%
WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.3%
Floating-Rate 1.3%
Crusade Global Trust, Ser. 2006-2, Class A3, 7.10%, 11/15/2037 AUD (cost $7,813,283)	10,386,548	$9,180,426

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 16.5%
FIXED-RATE 9.6%
ChaseFlex Trust, Ser. 2005-2, Class 5A2, 5.50%, 06/25/2035	$433,256	432,647
DLJ Mtge. Acceptance Corp., Ser. 1993-19, Class A7, 6.75%, 01/25/2024	1,929,520	1,929,172
DSLA NIM Corp., Ser. 2007-AR1, Class N2, 8.35%, 03/19/2037 144A	2,500,000	2,449,800
GS Mtge. Securities Corp.:
Ser. 2006-NIM3, Class N1, 6.41%, 06/25/2046 144A	2,288,586	2,283,552
Ser. 2007-NIM1, Class N1, 6.25%, 08/25/2046 144A	1,932,156	1,915,907
GSMPS Mtge. Loan Trust:
Ser. 2001-2, Class A, 7.50%, 06/19/2032 144A	3,624,323	3,790,100
Ser. 2004-4, Class 1A2, 7.50%, 10/25/2044 144A	2,873,325	3,032,813
GSR Mtge. Loan Trust, Ser. 2003-3F, Class 2A1, 4.50%, 04/25/2033	808,775	789,899
Harborview NIM Corp.:
Ser. 2006-07A, Class N1, 6.41%, 09/19/2036 144A	90,943	90,993
Ser. 2006-07A, Class N2, 8.35%, 09/19/2036 144A	3,585,000	3,586,075
Ser. 2006-12, Class N2, 8.35%, 12/19/2036 144A	14,080,000	13,805,862
Ser. 2006-14, Class N1, 6.41%, 12/19/2036 144A	1,000,881	997,148
Ser. 2006-14, Class N2, 8.35%, 12/19/2036 144A	8,500,000	8,363,490
Ser. 2006-SB1, Class N1, 6.41%, 12/19/2036 144A	1,503,637	1,488,210
Ser. 2006-SB1, Class N2, 8.35%, 12/19/2036 144A	1,271,000	1,247,004
Ser. 2007-1A, Class N2, 8.35%, 03/19/2037 144A	13,700,000	13,584,098
Residential Accredit Loans, Inc. NIM Corp.:
Ser. 2006-Q04, Class N1, 6.05%, 05/25/2046 144A	813,262	811,960
Ser. 2006-Q04, Class N2, 7.63%, 04/25/2046 144A	1,650,000	1,649,950
Sharps SP I, LLC NIM Trust:
Ser. 2006-AHM3, Class N1, 7.00%, 10/25/2046 144A	2,111,416	2,096,341
Ser. 2006-AHM5, Class N1, 6.75%, 11/25/2046 144A	3,910,003	3,893,385
Washington Mutual Mtge. Securities Corp., Ser. 2003-MS4, Class 2A3, 5.00%, 02/25/2033	1,124,214	1,116,772

		69,355,178

FLOATING-RATE 6.9%
Adjustable Rate Mtge. Trust:
Ser. 2005-9, Class 4A2, 5.35%, 11/25/2035	6,538,660	6,486,089
Ser. 2006-3, Class 2A1, 5.91%, 08/25/2036	8,303,601	8,362,291
Citigroup Mtge. Loan Trust, Ser. 2006-AR6, Class 1A1, 6.07%, 08/25/2036	6,629,647	6,644,618
Countrywide Home Loans, Inc.:
Ser. 2004-29, Class 3A1, 6.17%, 02/25/2035	5,745,147	5,779,159
Ser. 2004-HYB8, Class 1-M1, 7.19%, 01/20/2035	4,301,111	4,274,874
Ser. 2006-J1, Class 1A5, 5.75%, 02/25/2036	1,740,000	1,662,262
GSR Mtge. Loan Trust, Ser. 2004-3F, Class 2A10, 3.76%, 02/25/2035	1,511,807	1,472,530
Harborview Mtge. Loan Trust:
Ser. 2004-6, Class 1A, 7.42%, 08/19/2034	2,715,309	2,787,316
Ser. 2005-7, Class 1A2, 6.28%, 06/19/2045	7,156,707	7,274,646
Residential Accredit Loans, Inc., Ser. 2002, Class A7A, 5.53%, 09/25/2017	227,355	224,955
Structured Asset Securities Corp., Ser. 2006-RF3, Class 2A, 6.10%, 10/25/2036 144A	2,365,957	2,366,028
Washington Mutual, Inc., Ser. 2004-AR6, Class B2, 6.66%, 05/25/2044	2,369,070	2,366,269

		49,701,037

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $119,473,519)		119,056,215

3

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 12.4%
FIXED-RATE 1.7%
EquiFirst, Inc., Ser. 2004-2, Class N3, 7.87%, 10/25/2034 144A +	$1,208,378	$1,167,595
First Horizon Mtge. Pass-Through Trust, Ser. 2005-2, Class 3A2, 11.37%, 10/25/2032	1,359,769	1,877,167
MASTR Adjustable Rate Mtge. Trust, Ser. 2003-1, Class 2A3, 4.65%, 12/25/2032	110,657	108,675
MASTR Alternative Loan Trust, Ser. 2003-5, Class 1A1, 6.50%, 07/25/2033	15,508	15,538
Nomura Asset Acceptance Corp. Reperforming Loan Trust, Ser. 2004-R2, Class A2, 7.00%,
10/25/2034 144A	2,587,996	2,690,108
RBSGC Mtge. Loan Trust, Ser. 2005-RP1, Class 1B2, 5.79%, 12/25/2034 144A	1,184,823	1,169,136
Structured Asset Securities Corp., Ser. 2006-RF4, Class 2A2, 6.00%, 10/25/2036 144A	4,823,448	4,844,720

		11,872,939

FLOATING-RATE 10.7%
Bear Stearns Alternative Loan Trust, Ser. 2003-6, Class 4A, 5.63%, 01/25/2034	1,880,095	1,890,548
Countrywide Home Loans, Inc.:
Ser. 2004-23, Class A, 7.45%, 11/25/2034	6,217,118	6,399,342
Ser. 2004-HYB8, Class 5A1, 6.46%, 01/20/2035	2,381,047	2,421,740
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2002-AR17, Class 2A1, 7.08%, 12/19/2039	98,796	102,219
Ser. 2003-AR20, Class A4, 4.61%, 08/25/2033	2,688,175	2,686,999
Ser. 2004-AR02, Class 3A1, 5.16%, 03/25/2034	782,983	777,369
Ser. 2004-TF2A, Class G, 6.30%, 11/15/2019 144A	1,473,225	1,475,877
DSLA Mtge. Loan Trust:
Ser. 2005-AR1, Class X2, IO, 5.00%, 03/19/2045	50,226,127	2,456,560
Ser. 2005-AR2, Class X2, IO, 5.00%, 03/19/2045	105,632,152	5,039,710
Housing Securities, Inc., Ser. 92-Sl, Class A2, 7.69%, 05/25/2016	153,896	155,199
IndyMac INDX Mtge. Loan Trust:
Ser. 2004-AR14, Class AX2, IO, 5.00%, 01/25/2035	65,596,389	2,593,025
Ser. 2005-AR3, Class 4A1, 5.46%, 04/25/2035	1,627,876	1,621,966
Ser. 2005-AR8, Class AX2, IO, 5.00%, 04/25/2035	82,791,829	2,923,380
Ser. 2006-AR4, Class M6, 6.88%, 05/25/2046	4,000,000	3,718,760
Ser. 2006-AR6, Class N1, 6.65%, 06/25/2046 144A	1,151,685	1,153,171
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-1, Class 4A1, 6.13%, 01/25/2034	2,238,371	2,276,898
Ser. 2004-8, Class 7A1, 5.43%, 09/25/2034	4,447,124	4,448,146
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.90%, 05/25/2046 144A	19,612,361	19,658,058
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A4, Class 4A, 5.45%, 06/25/2033	4,532,894	4,517,392
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2005-7, Class 7AX, IO, 5.00%, 03/25/2035	31,961,272	616,753
Structured Asset Securities Corp.:
Ser. 2003-37A, Class 7A, 7.54%, 12/25/2033	41,991	43,322
Ser. 2003-40A, Class 5A, 5.52%, 01/25/2034	4,064,898	4,074,166
Washington Mutual, Inc., Ser. 2004-RP1, Class 2A, 6.62%, 01/25/2034 144A ☐	6,075,114	6,296,978

		77,347,578

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $98,165,541)		89,220,517

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 27.9%
FIXED-RATE 9.1%
Countrywide Alternative Loan Trust:
Ser. 2002-07, Class M, 7.00%, 08/25/2032	7,805,176	7,785,403
Ser. 2002-16, Class B1, 6.00%, 12/25/2032	2,502,453	2,503,146
Ser. 2002-18, Class M, 6.00%, 02/25/2033	5,493,368	5,580,602
Ser. 2002-28, Class M, 6.50%, 10/25/2032	4,408,421	4,435,027
Countrywide Home Loans, Inc., Ser. 2002-22, Class M, 6.25%, 10/25/2032	2,789,324	2,844,525
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-1, Class DB3, 6.56%, 02/25/2033	2,739,069	2,679,576
MASTR Resecuritization Trust:
Ser. 2004-1, 4.75%, 07/01/2033	4,457,240	4,418,864
Ser. 2004-2, 5.25%, 03/25/2034	10,140,796	10,037,461
Ser. 2004-3, 5.00%, 03/25/2034	6,394,561	6,243,137
Ser. 2005-2, 4.75%, 03/28/2034	6,752,608	6,643,959

4

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS CONTINUED
FIXED-RATE continued
Structured Asset Securities Corp.:
Ser. 2002-04H, Class B2, 6.75%, 02/25/2032	$2,134,360	$2,154,316
Ser. 2002-17, Class B1, 6.09%, 09/25/2032	1,548,869	1,544,957
Ser. 2002-17, Class B2, 6.09%, 09/25/2032	3,220,941	3,212,052
Ser. 2003-8, Class 1B1, 5.00%, 04/25/2018	460,177	448,701
Ser. 2003-8, Class 2A3, 5.00%, 04/25/2033	368,806	341,909
Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045 144A	14,037,777	2,882,131
Washington Mutual, Inc., Ser. 2002-S5, Class B3, 6.39%, 09/25/2032	1,756,592	1,817,546

		65,573,312

FLOATING-RATE 18.8%
Banc of America Funding Corp.:
Ser. 2005-E, Class DB1, 7.36%, 06/20/2035	10,672,914	11,039,316
Ser. 2005-E, Class DB2, 7.36%, 06/20/2035	3,528,528	3,640,806
Banc of America Mtge. Securities, Inc.:
Ser. 2002-G, Class 2B3, 7.58%, 07/20/2032	332,409	315,280
Ser. 2002-K, Class B4, 6.56%, 10/20/2032 144A	296,896	291,715
Ser. 2004-G, Class B3, 4.83%, 08/25/2034	4,342,678	4,282,021
Ser. 2004-H, Class B2, 4.84%, 09/25/2034	3,577,633	3,565,910
Ser. 2004-H, Class B3, 4.84%, 09/25/2035	1,925,924	1,824,717
Ser. 2004-I, Class B3, 4.58%, 10/25/2035	1,885,022	1,779,008
Countrywide Home Loans, Inc.:
Ser. 2004-HYB8, Class 1B1, 7.19%, 01/20/2035	2,925,089	2,794,191
Ser. 2004-HYB8, Class 1B2, 7.19%, 01/20/2035	2,237,078	2,225,266
Ser. 2004-HYB8, Class 1M2, 7.19%, 01/20/2035	1,700,568	1,690,195
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-AR05, Class 1A2, 7.25%, 01/25/2033	40,417	41,719
Ser. 2003-AR05, Class 2A3, 5.19%, 01/25/2033	253,844	260,824
Ser. 2003-AR09, Class 1A3, 7.19%, 03/25/2033	10,878	11,216
Ser. 2003-AR15, Class 2A2, 4.76%, 06/25/2033	909,160	910,951
Ser. 2003-AR18, Class 2A4, 4.73%, 07/25/2033	385,161	389,544
Ser. 2003-AR24, Class 2A4, 6.13%, 09/25/2033	4,660,800	4,681,680
Ser. 2003-AR26, Class 9M1, 5.98%, 10/25/2033	4,586,746	4,608,166
Ser. 2003-AR28, Class 6M1, 5.98%, 12/25/2033	8,281,000	8,284,014
Harborview Mtge. Loan Trust:
Ser. 2004-7, Class 2A2, 6.74%, 11/19/2034	917,682	935,439
Ser. 2004-7, Class B2, 6.33%, 11/19/2034	1,582,183	1,589,938
Ser. 2004-7, Class B3, 6.33%, 11/19/2034	4,089,421	4,092,358
Ser. 2005-8, Class 2B3, 7.33%, 02/19/2035	8,279,603	8,312,059
Ser. 2005-8, Class 2B4, 7.33%, 02/19/2035	5,447,602	5,351,561
Lehman Structured Securities Corp.:
Ser. 2004-2, Class M-2, 6.33%, 02/28/2033 144A	3,172,266	3,154,062
Ser. 2004-2, Class M-3, 6.33%, 02/28/2033 144A	3,976,349	3,923,949
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-1, Class B3, 5.91%, 02/25/2034	2,090,502	2,018,861
Ser. 2004-15, Class B3, 5.68%, 12/25/2034	3,673,116	3,503,969
Merrill Lynch Mtge. Investors, Inc., Ser. 2006-AF1, Class AV1B, 6.18%, 09/25/2036	4,073,043	4,110,392
MortgageIT Trust:
Ser. 2005-4, Class B1, 6.23%, 10/25/2035	719,410	628,807
Ser. 2005-4, Class B2, 6.88%, 10/25/2035	719,410	583,247
Ser. 2005-4, Class M3, 5.70%, 10/25/2035	2,158,230	2,119,479
Ser. 2005-4, Class M4, 5.78%, 10/25/2035	1,155,372	1,132,290
Structured Adjustable Rate Mtge. Loan Trust:
Ser. 2004-08, Class B3, 5.18%, 07/25/2034	8,061,446	7,605,652
Ser. 2004-14, Class B6, 5.20%, 10/25/2034	5,861,716	5,570,740
Ser. 2004-16, Class B6, 5.30%, 11/25/2034	7,144,407	7,099,040
Ser. 2004-16, Class 1A3, 5.13%, 11/25/2034	1,195,388	1,185,676

5

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS CONTINUED
FLOATING-RATE continued
Structured Adjustable Rate Mtge. Loan Trust:
Ser. 2005-12, Class B4, 5.54%, 06/25/2035	$2,722,329	$2,637,637
Ser. 2005-12, Class B6, 5.54%, 06/25/2035	2,854,858	2,651,306
Ser. 2006-7, Class 1A2, 5.84%, 08/25/2036	4,839,834	4,872,653
Structured Asset Mtge. Investments, Inc., Ser. 2003-AR2, Class B1, 6.50%, 12/19/2033	1,186,682	1,188,376
Structured Asset Securities Corp., Ser. 2002-8A, Class B1, 7.75%, 05/25/2032	556,517	554,018
Washington Mutual, Inc.:
Ser. 2004-AR2, Class B1, 6.38%, 04/25/2044	4,164,832	4,212,254
Ser. 2004-AR2, Class B2, 6.38%, 04/25/2044	3,609,039	3,456,269
Wells Fargo Mtge. Backed Securities Trust, Ser. 2003-B, Class B1, 5.15%, 02/25/2033	522,524	519,185

		135,645,756

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $202,097,447)		201,219,068

YANKEE OBLIGATIONS – CORPORATE 6.1%
FINANCIALS 6.1%
Diversified Financial Services 6.1%
MMCAPS Funding XIX, Ltd, FRN:
6.14%, 01/12/2038 144A	5,000,000	4,762,500
6.89%, 01/12/2038 144A	1,000,000	940,000
Preferred Term Securities VIII, Ltd., FRN, 7.26%, 01/03/2033 144A	10,000,000	10,039,900
Preferred Term Securities XI, Ltd., FRN, 5.30%, 09/24/2033 144A	500,000	487,650
Preferred Term Securities XII, Ltd., FRN, 7.31%, 12/24/2033 144A	20,900,000	21,176,507
Preferred Term Securities XIII, Ltd., FRN, 7.26%, 03/24/2034 144A	1,000,000	1,011,040
Preferred Term Securities XXIII, Ltd., FRN, 5.89%, 12/22/2036 144A	5,746,475	5,736,591

Total Yankee Obligations – Corporate (cost $42,989,597)		44,154,188

	Shares	Value

PREFERRED STOCKS 1.3%
FINANCIALS 1.3%
Thrifts & Mortgage Finance 1.3%
Fannie Mae, Ser. O, Var. Rate Pfd. (cost $10,106,500)	180,000	9,427,500

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund, Class I, 5.25% q ø (cost $477,667)	477,667	477,667

Total Investments (cost $801,917,177) 109.0%		785,905,157
Other Assets and Liabilities (9.0%)		(64,974,099)

Net Assets 100.0%		$720,931,058

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

6

EVERGREEN ULTRA SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

Summary of Abbreviations
AUD	Australian Dollar
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IO	Interest Only
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin
TBA	To Be Announced

At September 30, 2007, reverse repurchase agreements outstanding were as follows:

Repurchase Amount	Counterparty	Interest Rate	Maturity Date

$33,549,913	UBS Warburg	5.22%	10/01/2007

On September 30, 2007, the aggregate cost of securities for federal income tax purposes was $801,948,404. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,714,173 and $23,757,420, respectively, with a net unrealized depreciation of $16,043,247.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

7

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By:
Dennis H. Ferro, Principal Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: November 28, 2007

By:
Kasey Phillips Principal Financial Officer

Date: November 28, 2007